Document and Entity Information	Jul. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001571996
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 02, 2026
Entity Registrant Name	Dell Technologies Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-37867
Entity Tax Identification Number	80-0890963
Entity Address, Address Line One	One Dell Way
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78682
City Area Code	(800)
Local Phone Number	289-3355
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class C Common Stock, par value $0.01 per share
Trading Symbol	DELL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false